Average Annual Total Returns		12 Months Ended	39 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	13.43%
FT Vest U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		20.33%	9.63%
Performance Inception Date	Sep. 18, 2020
FT Vest U.S. Equity Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.33%	9.63%
FT Vest U.S. Equity Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.03%	7.51%